Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024
Assets [Abstract]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net revenues		Net revenues
Transfers out of Level 3, Assets	[1],[2]	¥ (28)
Liabilities [Abstract]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues		Revenues
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax		Other Comprehensive Income (Loss), Net of Tax
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Beginning balance, Assets		¥ 1,041		¥ 868
Total gains (losses) recognized in net revenue, Assets	[3]	(25)		39
Total gains (losses) recognized in other comprehensive income, Assets				0
Purchases/ issues, Assets	[4]	1,121		975
Sales/ redemptions, Assets	[4]	(1,019)		(962)
Settlements, Assets		41		(8)
Foreign exchange movements, Assets		(30)		98
Transfers into Level 3, Assets	[1],[5]	319		119
Transfers out of Level 3, Assets	[1],[2]	(118)	[6]	(88)
Ending balance, Assets		1,330		1,041
Liabilities [Abstract]
Beginning balance, Liabilities		557		565
Total gains (losses) recognized in net revenue, Liabilities	[3]	0		(34)
Total gains (losses) recognized in other comprehensive income, Liabilities		9		(2)
Purchases/ issues, Liabilities	[4]	341		388
Sales/ redemptions, Liabilities	[4]	(243)		(352)
Settlements, Liabilities
Foreign exchange movements, Liabilities		(1)		13
Transfers into Level 3, Liabilities	[1],[5]	13		67
Transfers out of Level 3, Liabilities	[1],[2]	(65)		(160)
Ending balance, Liabilities		593		557
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		470		457
Total gains (losses) recognized in net revenue, Assets	[3]	(12)		8
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	872		820
Sales/ redemptions, Assets	[4]	(767)		(826)
Settlements, Assets
Foreign exchange movements, Assets		(7)		42
Transfers into Level 3, Assets	[1],[5]	100		51
Transfers out of Level 3, Assets	[1],[2]	(35)		(82)
Ending balance, Assets		621		470
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		8		4
Total gains (losses) recognized in net revenue, Assets	[3]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	17		28
Sales/ redemptions, Assets	[4]	(13)		(21)
Settlements, Assets
Foreign exchange movements, Assets		1		1
Transfers into Level 3, Assets	[1],[5]	15		3
Transfers out of Level 3, Assets	[1],[2]	(7)		(7)
Ending balance, Assets		21		8
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		80		52
Total gains (losses) recognized in net revenue, Assets	[3]	3		12
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	37		18
Sales/ redemptions, Assets	[4]	(9)		(3)
Settlements, Assets
Foreign exchange movements, Assets		0		1
Transfers into Level 3, Assets	[1],[5]
Transfers out of Level 3, Assets	[1],[2]	(8)
Ending balance, Assets		103		80
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		0		2
Total gains (losses) recognized in net revenue, Assets	[3]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]
Sales/ redemptions, Assets	[4]	0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[1],[5]
Transfers out of Level 3, Assets	[1],[2]			(2)
Ending balance, Assets		0		0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		3		8
Total gains (losses) recognized in net revenue, Assets	[3]	0		1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	5		5
Sales/ redemptions, Assets	[4]	(5)		(8)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[1],[5]	7		3
Transfers out of Level 3, Assets	[1],[2]	(4)		(6)
Ending balance, Assets		6		3
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		173		258
Total gains (losses) recognized in net revenue, Assets	[3]	(5)		(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	205		322
Sales/ redemptions, Assets	[4]	(240)		(410)
Settlements, Assets
Foreign exchange movements, Assets		(5)		23
Transfers into Level 3, Assets	[1],[5]	69		45
Transfers out of Level 3, Assets	[1],[2]	(16)		(63)
Ending balance, Assets		181		173
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		0		0
Total gains (losses) recognized in net revenue, Assets	[3]	2		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	7		0
Sales/ redemptions, Assets	[4]	(6)		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[1],[5]	7
Transfers out of Level 3, Assets	[1],[2]
Ending balance, Assets		10		0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		35		8
Total gains (losses) recognized in net revenue, Assets	[3]	2		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	56		34
Sales/ redemptions, Assets	[4]	(46)		(8)
Settlements, Assets
Foreign exchange movements, Assets		(1)		1
Transfers into Level 3, Assets	[1],[5]	2
Transfers out of Level 3, Assets	[1],[2]	0		0
Ending balance, Assets		48		35
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		122		95
Total gains (losses) recognized in net revenue, Assets	[3]	11		(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	370		241
Sales/ redemptions, Assets	[4]	(294)		(227)
Settlements, Assets
Foreign exchange movements, Assets		(2)		14
Transfers into Level 3, Assets	[1],[5]	0
Transfers out of Level 3, Assets	[1],[2]
Ending balance, Assets		207		122
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		46		28
Total gains (losses) recognized in net revenue, Assets	[3]	(25)		(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	107		124
Sales/ redemptions, Assets	[4]	(86)		(102)
Settlements, Assets
Foreign exchange movements, Assets		0		2
Transfers into Level 3, Assets	[1],[5]			0
Transfers out of Level 3, Assets	[1],[2]	0		(4)
Ending balance, Assets		42		46
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		3		2
Total gains (losses) recognized in net revenue, Assets	[3]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	68		48
Sales/ redemptions, Assets	[4]	(68)		(47)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[1],[5]	0
Transfers out of Level 3, Assets	[1],[2]			0
Ending balance, Assets		3		3
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	5		6
Total gains (losses) recognized in net revenue, Assets	[3],[6]	0		(1)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[4],[6]
Sales/ redemptions, Assets	[4],[6]
Settlements, Assets	[6]	(5)		(4)
Foreign exchange movements, Assets	[6]	0		1
Transfers into Level 3, Assets	[1],[5],[6]	0		4
Transfers out of Level 3, Assets	[1],[2]	1		(1)	[6]
Ending balance, Assets	[6]	1		5
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	32		11
Total gains (losses) recognized in net revenue, Assets	[3],[6]	(20)		(5)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[4],[6]
Sales/ redemptions, Assets	[4],[6]
Settlements, Assets	[6]	12		(5)
Foreign exchange movements, Assets	[6]	(4)		3
Transfers into Level 3, Assets	[1],[5],[6]	(19)		(21)
Transfers out of Level 3, Assets	[1],[2],[6]	5		49
Ending balance, Assets	[6]	6		32
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(46)		(32)
Total gains (losses) recognized in net revenue, Assets	[3],[6]	(30)		(3)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[4],[6]
Sales/ redemptions, Assets	[4],[6]
Settlements, Assets	[6]	37		6
Foreign exchange movements, Assets	[6]	1		(4)
Transfers into Level 3, Assets	[1],[5],[6]	(1)		(5)
Transfers out of Level 3, Assets	[1],[2],[6]	3		(8)
Ending balance, Assets	[6]	(36)		(46)
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	3		19
Total gains (losses) recognized in net revenue, Assets	[3],[6]	(9)		(12)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[4],[6]
Sales/ redemptions, Assets	[4],[6]
Settlements, Assets	[6]	(5)		(5)
Foreign exchange movements, Assets	[6]	0		3
Transfers into Level 3, Assets	[1],[5],[6]	0		1
Transfers out of Level 3, Assets	[1],[2],[6]	(2)		(3)
Ending balance, Assets	[6]	(13)		3
Recurring [Member] | Level 3 [Member] | Other contracts [Member]
Assets [Abstract]
Beginning balance, Assets		0
Total gains (losses) recognized in net revenue, Assets		2
Total gains (losses) recognized in other comprehensive income, Assets		0
Purchases/ issues, Assets		0
Sales/ redemptions, Assets		0
Settlements, Assets		1
Foreign exchange movements, Assets		(2)
Transfers into Level 3, Assets		(5)
Transfers out of Level 3, Assets	[1],[2],[6]	0
Ending balance, Assets		(4)		0
Recurring [Member] | Level 3 [Member] | Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(6)		4
Total gains (losses) recognized in net revenue, Assets	[3],[6]	(57)		(21)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[4],[6]
Sales/ redemptions, Assets	[4],[6]
Settlements, Assets	[6]	40		(8)
Foreign exchange movements, Assets	[6]	(5)		3
Transfers into Level 3, Assets	[1],[5],[6]	(25)		(21)
Transfers out of Level 3, Assets	[1],[2],[6]	7		37
Ending balance, Assets	[6]	(46)		(6)
Recurring [Member] | Level 3 [Member] | Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		464		461
Total gains (losses) recognized in net revenue, Assets	[3]	(69)		(13)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	872		820
Sales/ redemptions, Assets	[4]	(767)		(826)
Settlements, Assets		40		(8)
Foreign exchange movements, Assets		(12)		45
Transfers into Level 3, Assets	[1],[5]	75		30
Transfers out of Level 3, Assets	[1],[2]	(28)		(45)
Ending balance, Assets		575		464
Recurring [Member] | Level 3 [Member] | Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		291		191
Total gains (losses) recognized in net revenue, Assets	[3]	24		23
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	199		142
Sales/ redemptions, Assets	[4]	(234)		(118)
Settlements, Assets
Foreign exchange movements, Assets		(14)		28
Transfers into Level 3, Assets	[1],[5]	244		69
Transfers out of Level 3, Assets	[1],[2]	(62)	[6]	(44)
Ending balance, Assets		448		291
Recurring [Member] | Level 3 [Member] | Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		12		17
Total gains (losses) recognized in net revenue, Assets	[3]	0		1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	2
Sales/ redemptions, Assets	[4]			(8)
Settlements, Assets		1
Foreign exchange movements, Assets		0		2
Transfers into Level 3, Assets	[1],[5]
Transfers out of Level 3, Assets	[1],[2]		[6]
Ending balance, Assets		15		12
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets		21		3
Total gains (losses) recognized in net revenue, Assets	[3]	0		1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[4]	3		1
Sales/ redemptions, Assets	[4]	(7)		(4)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[1],[5]			20
Transfers out of Level 3, Assets	[1],[2]
Ending balance, Assets		17		21
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets [Abstract]
Beginning balance, Assets		253	[7]	196
Total gains (losses) recognized in net revenue, Assets	[3]	20		27
Total gains (losses) recognized in other comprehensive income, Assets				0
Purchases/ issues, Assets	[4]	45		12
Sales/ redemptions, Assets	[4]	(11)		(6)
Settlements, Assets
Foreign exchange movements, Assets		(4)		23
Transfers into Level 3, Assets	[1],[5]	0
Transfers out of Level 3, Assets	[1],[2]			1
Ending balance, Assets	[7]	275	[8]	253
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		4
Total gains (losses) recognized in net revenue, Liabilities	[3]	0		1
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]	5		12
Sales/ redemptions, Liabilities	[4]	(5)		(14)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[1],[5]	0		3
Transfers out of Level 3, Liabilities	[1],[2]	0		(3)
Ending balance, Liabilities		1		1
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1
Total gains (losses) recognized in net revenue, Liabilities	[3]	0		(1)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]	3		7
Sales/ redemptions, Liabilities	[4]	(2)		(8)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[1],[5]	0		0
Transfers out of Level 3, Liabilities	[1],[2]	0		(1)
Ending balance, Liabilities		1		0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities				0
Total gains (losses) recognized in net revenue, Liabilities	[3]			0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]
Sales/ redemptions, Liabilities	[4]
Settlements, Liabilities
Foreign exchange movements, Liabilities				0
Transfers into Level 3, Liabilities	[1],[5]
Transfers out of Level 3, Liabilities	[1],[2]
Ending balance, Liabilities
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		3
Total gains (losses) recognized in net revenue, Liabilities	[3]	0		2
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]	2		5
Sales/ redemptions, Liabilities	[4]	(3)		(6)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[1],[5]	0		3
Transfers out of Level 3, Liabilities	[1],[2]	0		(2)
Ending balance, Liabilities		0		1
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities
Total gains (losses) recognized in net revenue, Liabilities	[3]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]	0		0
Sales/ redemptions, Liabilities	[4]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0
Transfers into Level 3, Liabilities	[1],[5]
Transfers out of Level 3, Liabilities	[1],[2]	0
Ending balance, Liabilities		0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[3]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]	0
Sales/ redemptions, Liabilities	[4]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[1],[5]
Transfers out of Level 3, Liabilities	[1],[2]
Ending balance, Liabilities		0		0
Recurring [Member] | Level 3 [Member] | Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		23		30
Total gains (losses) recognized in net revenue, Liabilities	[3]	(1)		(1)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[4]	70		59
Sales/ redemptions, Liabilities	[4]	(41)		(59)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		2
Transfers into Level 3, Liabilities	[1],[5]	1		5
Transfers out of Level 3, Liabilities	[1],[2]	(18)		(15)
Ending balance, Liabilities		36		23
Recurring [Member] | Level 3 [Member] | Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		15		17
Total gains (losses) recognized in net revenue, Liabilities	[3]	1		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[4]	1		3
Sales/ redemptions, Liabilities	[4]
Settlements, Liabilities
Foreign exchange movements, Liabilities				1
Transfers into Level 3, Liabilities	[1],[5]	1		4
Transfers out of Level 3, Liabilities	[1],[2]	(2)		(10)
Ending balance, Liabilities		14		15
Recurring [Member] | Level 3 [Member] | Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		474		493
Total gains (losses) recognized in net revenue, Liabilities	[3]	0		(40)
Total gains (losses) recognized in other comprehensive income, Liabilities		9		(2)
Purchases/ issues, Liabilities	[4]	218		285
Sales/ redemptions, Liabilities	[4]	(172)		(276)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		7
Transfers into Level 3, Liabilities	[1],[5]	11		55
Transfers out of Level 3, Liabilities	[1],[2]	(45)		(132)
Ending balance, Liabilities		477		474
Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		44		21
Total gains (losses) recognized in net revenue, Liabilities	[3]	0		6
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[4]	47		29
Sales/ redemptions, Liabilities	[4]	(25)		(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		(1)		3
Transfers into Level 3, Liabilities	[1],[5]	0		0
Transfers out of Level 3, Liabilities	[1],[2]	0		0
Ending balance, Liabilities		¥ 65		¥ 44

[1]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See “Quantitative and qualitative information regarding significant unobservable valuation inputs” above for the valuation inputs of each financial instruments.
[2]	Transfers out of Level 3 include financial instruments that moved out of level 3 by application of measurement alternative. See Note 6 “Non-trading investments” for further information of financial instruments under the measurement alternative.
[3]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[4]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[5]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the years ended March 31, 2024 and March 31, 2025.
[6]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[7]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.
[8]	Includes non-financial assets carried at fair value on a recurring basis.